Supplement dated November 20, 2015
to the Prospectus of the following fund:
Fund	Prospectus Dated
Columbia Funds Series Trust
Columbia Marsico 21st Century Fund	7/1/2015
Effective November 20, 2015 (the Effective Date), Marsico Capital Management, LLC (Marsico) no longer serves as the subadviser to the Fund and Columbia Management Investment Advisers, LLC (the Investment Manager) assumes the day-to-day management of the Fund's portfolio. Also, on the Effective Date, the Fund’s name is changed to Columbia Large Cap Growth Fund II. Accordingly, on the Effective Date, all references in the prospectus to Marsico are hereby deleted and all references to Columbia Marsico 21st Century Fund are hereby deleted and replaced with Columbia Large Cap Growth Fund II. In addition, as of the Effective Date, the changes described in this Supplement are hereby made to the Fund’s prospectus.
In connection with the changes described in this Supplement, management has discussed with the Fund’s Board of Trustees a proposal to merge the Fund into another Columbia Fund managed by the Investment Manager in a substantially similar manner as the Fund will be managed following the Effective Date. Assuming required approvals from the Board of Trustees and shareholders are obtained, the merger is currently expected to occur in the second quarter of 2016.
The information under the heading "Principal Investment Strategies" in the "Summary of the Fund" section is hereby superseded and replaced with the following:
Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity securities of large-capitalization companies, primarily common stocks and securities that can be converted into common stocks. These companies have market capitalizations in the range of companies in the Russell 1000 Growth Index (the Index) at the time of purchase (between $908 million and $688.4 billion as of October 31, 2015). The market capitalization range and composition of the companies in the Index are subject to change. The Fund invests primarily in common stocks of companies that the investment manager believes have the potential for long-term, above-average earnings growth. The Fund may from time to time emphasize one or more economic sectors in selecting its investments, including the consumer discretionary sector, the health care sector and the information technology sector.
The Fund may invest up to 20% of its total assets in foreign securities. The Fund may invest directly in foreign securities or indirectly through depositary receipts.
The information under the heading "Principal Risks" in the "Summary of the Fund" section is hereby revised to remove Emerging Market Securities Risk, Focused Portfolio Risk and Small- and Mid-Cap Company Securities Risk and add the following:
Convertible Securities Risk. Convertible securities are subject to the usual risks associated with debt instruments, such as interest rate risk and credit risk. Convertible securities also react to changes in the value of the common stock into which they convert, and are thus subject to market risk. The Fund may also be forced to convert a convertible security at an inopportune time, which may decrease the Fund’s return.
Depositary Receipts Risk. Depositary receipts are receipts issued by a bank or trust company reflecting ownership of underlying securities issued by foreign companies. Some foreign securities are traded in the form of American Depositary Receipts (ADRs). Depositary receipts involve risks similar to the risks associated with investments in foreign securities, including those associated with the particular country, which may be related to the particular political, regulatory, economic, social and other conditions or events occurring in the country and fluctuations in its currency, as well as market risk tied to the underlying foreign company. In addition, ADR holders may have limited voting rights, may not have the same rights afforded typical company stockholders in the event of a corporate action such as an acquisition, merger or rights offering and may experience difficulty in receiving company stockholder communications.
The rest of the section remains the same.
SUP184_02_001_(11/15)

The information under the heading "Performance Information” in the "Summary of the Fund" section is hereby revised to add the following:
Effective November 20, 2015, the Fund compares its performance to that of the Russell 1000 Growth Index (the New Index). Prior to this date, the Fund compared its performance to that of the Russell 3000 Index (the Former Index). The Fund’s investment manager made this recommendation to the Fund’s Board of Trustees because the investment manager believes that the New Index provides a more appropriate basis for comparing the Fund’s performance in light of the changes made to the Fund’s name and principal investment strategies. Information on the New Index and the Former Index will be included for a one-year transition period. Thereafter, only the New Index will be included.
 Also, the information under the heading "Performance Information” in the "Summary of the Fund" section is hereby revised to add the following information to the "Average Annual Total Returns After Applicable Sales Charges" table:
Average Annual Total Returns After Applicable Sales Charges (for periods ended December 31, 2014)
	1 Year	5 Years	10 Years
Russell 1000 Growth Index (reflects no deductions for fees, expenses or taxes)	13.05%	15.81%	8.49%

The rest of the section remains the same.
The information under the heading "Fund Management” in the "Summary of the Fund" section is hereby superseded and replaced with the following:
Investment Manager: Columbia Management Investment Advisers, LLC

Portfolio Manager	Title	Role with Fund	Managed Fund Since
John Wilson, CFA	Senior Portfolio Manager	Lead manager	November 2015
Peter Deininger, CFA, CAIA	Senior Portfolio Manager	Co-manager	November 2015
Tchintcia Barros, CFA	Portfolio Manager	Co-manager	November 2015
The information under the heading “Principal Investment Strategies” in the "More Information About the Fund" section is hereby superseded and replaced with the following:
Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity securities of large-capitalization companies, primarily common stocks and securities that can be converted into common stocks. These companies have market capitalizations in the range of companies in the Russell 1000 Growth Index (the Index) at the time of purchase (between $908 million and $688.4 billion as of October 31, 2015). The market capitalization range and composition of the companies in the Index are subject to change. As such, the size of the companies in which the Fund invests may change. As long as an investment continues to meet the Fund’s other investment criteria, the Fund may choose to continue to hold a stock even if the company’s market capitalization grows beyond the market capitalization of the largest company within the Index or falls below the market capitalization of the smallest company within the Index. The Fund invests primarily in common stocks of companies that the investment manager believes have the potential for long-term, above-average earnings growth. The Fund may from time to time emphasize one or more economic sectors in selecting its investments, including the consumer discretionary sector, the health care sector and the information technology sector.
The Fund may invest up to 20% of its total assets in foreign securities. The Fund may invest directly in foreign securities or indirectly through depositary receipts. Depositary receipts are receipts issued by a bank or trust company reflecting ownership of underlying securities issued by foreign companies.
A combination of fundamental and quantitative analysis with risk management is used in identifying investment opportunities and constructing the Fund’s portfolio.
In selecting investments, Columbia Management Investment Advisers, LLC (the Investment Manager) considers, among other factors:
■	overall economic and market conditions; and
■	the financial condition and management of a company, including its competitive position, the quality of its balance sheet and earnings, its future prospects, and the potential for growth and stock price appreciation.
2
SUP184_02_001_(11/15)

The Investment Manager may sell a security when the security’s price reaches a target set by the Investment Manager; if the Investment Manager believes that there is deterioration in the issuer’s financial circumstances or fundamental prospects; if other investments are more attractive; or for other reasons.
The Fund’s investment policy with respect to 80% of its net assets may be changed by the Fund’s Board of Trustees without shareholder approval as long as shareholders are given 60 days’ advance written notice of the change.
The information under the heading "Principal Risks” in the "More Information About the Fund" section is hereby revised to remove Emerging Market Securities Risk, Focused Portfolio Risk and Small- and Mid-Cap Company Securities Risk and add the following:
Convertible Securities Risk. Convertible securities are subject to the usual risks associated with debt instruments, such as interest rate risk (the risk of losses attributable to changes in interest rates) and credit risk (the risk that the issuer of a debt instrument will default or otherwise become unable, or be perceived to be unable or unwilling, to honor a financial obligation, such as making payments to the Fund when due). Convertible securities also react to changes in the value of the common stock into which they convert, and are thus subject to market risk (the risk that the market values of securities or other investments that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise). Because the value of a convertible security can be influenced by both interest rates and the common stock's market movements, a convertible security generally is not as sensitive to interest rates as a similar debt instrument, and generally will not vary in value in response to other factors to the same extent as the underlying common stock. In the event of a liquidation of the issuing company, holders of convertible securities would typically be paid before the company's common stockholders but after holders of any senior debt obligations of the company. The Fund may be forced to convert a convertible security before it otherwise would choose to do so, which may decrease the Fund's return.
Depositary Receipts Risk. Depositary receipts are receipts issued by a bank or trust company reflecting ownership of underlying securities issued by foreign companies. Some foreign securities are traded in the form of American Depositary Receipts (ADRs). Depositary receipts involve risks similar to the risks associated with investments in foreign securities, including those associated with the particular country, which may be related to the particular political, regulatory, economic, social and other conditions or events occurring in the country and fluctuations in its currency, as well as market risk tied to the underlying foreign company. In addition, ADR holders may have limited voting rights, may not have the same rights afforded typical company stockholders in the event of a corporate action such as an acquisition, merger or rights offering and may experience difficulty in receiving company stockholder communications.
The rest of the section remains the same.
The information under the heading "Additional Investment Strategies and Policies - Fee Waiver/Expense Reimbursement Arrangements and Impact on Past Performance" in the "More Information About the Fund" section is hereby revised to add the following:
In addition, the Fund’s expense ratio is subject to a voluntary expense reimbursement arrangement pursuant to which fees will be waived and/or expenses reimbursed (excluding certain fees and expenses immediately described above), so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the annual rates of 1.23% for Class A, 1.98% for Class B, 1.98% for Class C, 1.48% for Class R, 0.98% for Class R4, 0.89% for Class R5 and 0.98% for Class Z. This arrangement may be modified or terminated by the Investment Manager at any time.
The rest of the section remains the same.
The fifth paragraph under the heading "Primary Service Providers - The Investment Manager" in the "More Information About the Fund" section is hereby deleted and the second and third paragraphs are hereby superseded and replaced with the following:
Subject to oversight by the Board, the Investment Manager manages the day-to-day operations of the Fund, determining what securities and other investments the Fund should buy or sell and executing portfolio transactions. The Investment Manager may use the research and other capabilities of its affiliates and third parties in managing the Fund’s investments. The Investment Manager is also responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, the coordination of the Fund’s service providers and the provision of related clerical and administrative services.
The SEC has issued an order that permits the Investment Manager, subject to the approval of the Board, to appoint an unaffiliated subadviser or to change the terms of a subadvisory agreement for the Fund without first obtaining shareholder approval. The order permits the Fund to add or to change unaffiliated subadvisers or to change the fees
3
SUP184_02_001_(11/15)

paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change. The Investment Manager and its affiliates may have other relationships, including significant financial relationships, with current or potential subadvisers or their affiliates, which may create certain conflicts of interest. When making recommendations to the Board to appoint or to change a subadviser, or to change the terms of a subadvisory agreement, the Investment Manager does not consider any other relationship it or its affiliates may have with a subadviser, and the Investment Manager discloses to the Board the nature of any material relationships it has with a subadviser or its affiliates. At present, the Investment Manager has not engaged any investment subadviser for the Fund.
The rest of the section remains the same.
Under the heading "Primary Service Providers" in the "More Information About the Fund" section, the caption "Subadviser" and the information beneath it is hereby deleted and the caption "Portfolio Managers" and the information beneath it is hereby superseded and replaced with the following:
Portfolio Managers
Information about the portfolio managers primarily responsible for overseeing the Fund’s investments is shown below. The SAI provides additional information about the portfolio managers, including information relating to compensation, other accounts managed by the portfolio managers and ownership by the portfolio managers of Fund shares.

Portfolio Manager	Title	Role with Fund	Managed Fund Since
John Wilson, CFA	Senior Portfolio Manager	Lead manager	November 2015
Peter Deininger, CFA, CAIA	Senior Portfolio Manager	Co-manager	November 2015
Tchintcia Barros, CFA	Portfolio Manager	Co-manager	November 2015
Mr. Wilson was a portfolio manager for Columbia Management Advisors, LLC from 2005 until May 2010 when he joined the Investment Manager in connection with its acquisition of Columbia Management Advisors, LLC. Mr. Wilson began his investment career in 1985 and earned a B.A. from Trinity College and an M.B.A. from Duke University.
Mr. Deininger was a portfolio manager for Columbia Management Advisors, LLC from 2002 until May 2010 when he joined the Investment Manager in connection with its acquisition of Columbia Management Advisors, LLC. Mr. Deininger began his investment career in 1994 and earned a B.A. from Dartmouth College and an M.B.A. from the University of Chicago.
Ms. Barros was an investment professional with Columbia Management Advisors, LLC from 2005 until May 2010 when she joined the Investment Manager in connection with its acquisition of Columbia Management Advisors, LLC. Ms. Barros began her investment career in 2000 and earned a B.A. in economics from Dartmouth College and an M.B.A. from Harvard Business School.
The rest of the section remains the same.
Shareholders should retain this Supplement for future reference.
4
SUP184_02_001_(11/15)

Supplement dated November 20, 2015
to the Prospectus of the following fund:
Fund	Prospectus Dated
Columbia Funds Series Trust
Columbia Marsico Focused Equities Fund	7/1/2015
Effective November 20, 2015 (the Effective Date), Marsico Capital Management, LLC (Marsico) no longer serves as the subadviser to the Fund and Columbia Management Investment Advisers, LLC (the Investment Manager) assumes the day-to-day management of the Fund's portfolio. Also, on the Effective Date, the Fund’s name is changed to Columbia Large Cap Growth Fund III. Accordingly, on the Effective Date, all references in the prospectus to Marsico are hereby deleted and all references to Columbia Marsico Focused Equities Fund are hereby deleted and replaced with Columbia Large Cap Growth Fund III. In addition, as of the Effective Date, the changes described in this Supplement are hereby made to the Fund’s prospectus.
In connection with the changes described in this Supplement, management has discussed with the Fund’s Board of Trustees a proposal to merge the Fund into another Columbia Fund managed by the Investment Manager in a substantially similar manner as the Fund will be managed following the Effective Date. Assuming required approvals from the Board of Trustees and shareholders are obtained, the merger is currently expected to occur in the second quarter of 2016.
The information under the heading "Principal Investment Strategies" in the "Summary of the Fund" section is hereby superseded and replaced with the following:
Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity securities of large-capitalization companies, primarily common stocks and securities that can be converted into common stocks. These companies have market capitalizations in the range of companies in the Russell 1000 Growth Index (the Index) at the time of purchase (between $908 million and $688.4 billion as of October 31, 2015). The market capitalization range and composition of the companies in the Index are subject to change. The Fund invests primarily in common stocks of companies that the investment manager believes have the potential for long-term, above-average earnings growth.
The Fund is non-diversified, which means that it can invest a greater percentage of its assets in the securities of fewer issuers than can a diversified fund. The Fund may from time to time emphasize one or more economic sectors in selecting its investments, including the consumer discretionary sector, the health care sector and the information technology sector.
The Fund may invest up to 20% of its total assets in foreign securities. The Fund may invest directly in foreign securities or indirectly through depositary receipts.
The information under the heading "Principal Risks" in the "Summary of the Fund" section is hereby revised to remove Emerging Market Securities Risk, Focused Portfolio Risk and Small- and Mid-Cap Company Securities Risk and add the following:
Convertible Securities Risk. Convertible securities are subject to the usual risks associated with debt instruments, such as interest rate risk and credit risk. Convertible securities also react to changes in the value of the common stock into which they convert, and are thus subject to market risk. The Fund may also be forced to convert a convertible security at an inopportune time, which may decrease the Fund’s return.
Depositary Receipts Risk. Depositary receipts are receipts issued by a bank or trust company reflecting ownership of underlying securities issued by foreign companies. Some foreign securities are traded in the form of American Depositary Receipts (ADRs). Depositary receipts involve risks similar to the risks associated with investments in foreign securities, including those associated with the particular country, which may be related to the particular political, regulatory, economic, social and other conditions or events occurring in the country and fluctuations in its currency, as well as market risk tied to the underlying foreign company. In addition, ADR holders may have limited voting rights, may not have the same rights afforded typical company stockholders in the event of a corporate action such as an acquisition, merger or rights offering and may experience difficulty in receiving company stockholder communications.
The rest of the section remains the same.
SUP186_02_001_(11/15)

The information under the heading "Performance Information” in the "Summary of the Fund" section is hereby revised to add the following:
Effective November 20, 2015, the Fund compares its performance to that of the Russell 1000 Growth Index (the New Index). Prior to this date, the Fund compared its performance to that of the S&P 500 Index (the Former Index). The Fund’s investment manager made this recommendation to the Fund’s Board of Trustees because the investment manager believes that the New Index provides a more appropriate basis for comparing the Fund’s performance in light of the changes made to the Fund’s name and principal investment strategies. Information on the New Index and the Former Index will be included for a one-year transition period. Thereafter, only the New Index will be included.
 Also, the information under the heading "Performance Information” in the "Summary of the Fund" section is hereby revised to add the following information to the "Average Annual Total Returns After Applicable Sales Charges" table:
Average Annual Total Returns After Applicable Sales Charges (for periods ended December 31, 2014)
	1 Year	5 Years	10 Years
Russell 1000 Growth Index (reflects no deductions for fees, expenses or taxes)	13.05%	15.81%	8.49%

The rest of the section remains the same.
The information under the heading "Fund Management” in the "Summary of the Fund" section is hereby superseded and replaced with the following:
Investment Manager: Columbia Management Investment Advisers, LLC

Portfolio Manager	Title	Role with Fund	Managed Fund Since
John Wilson, CFA	Senior Portfolio Manager	Lead manager	November 2015
Peter Deininger, CFA, CAIA	Senior Portfolio Manager	Co-manager	November 2015
Tchintcia Barros, CFA	Portfolio Manager	Co-manager	November 2015
The information under the heading “Principal Investment Strategies” in the "More Information About the Fund" section is hereby superseded and replaced with the following:
Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity securities of large-capitalization companies, primarily common stocks and securities that can be converted into common stocks. These companies have market capitalizations in the range of companies in the Russell 1000 Growth Index (the Index) at the time of purchase (between $908 million and $688.4 billion as of October 31, 2015). The market capitalization range and composition of the companies in the Index are subject to change. As such, the size of the companies in which the Fund invests may change. As long as an investment continues to meet the Fund’s other investment criteria, the Fund may choose to continue to hold a stock even if the company’s market capitalization grows beyond the market capitalization of the largest company within the Index or falls below the market capitalization of the smallest company within the Index. The Fund invests primarily in common stocks of companies that the investment manager believes have the potential for long-term, above-average earnings growth.
The Fund is non-diversified, which means that it can invest a greater percentage of its assets in the securities of fewer issuers than can a diversified fund. The Fund may from time to time emphasize one or more economic sectors in selecting its investments, including the consumer discretionary sector, the health care sector and the information technology sector.
The Fund may invest up to 20% of its total assets in foreign securities. The Fund may invest directly in foreign securities or indirectly through depositary receipts. Depositary receipts are receipts issued by a bank or trust company reflecting ownership of underlying securities issued by foreign companies.
A combination of fundamental and quantitative analysis with risk management is used in identifying investment opportunities and constructing the Fund’s portfolio.
In selecting investments, Columbia Management Investment Advisers, LLC (the Investment Manager) considers, among other factors:
■	overall economic and market conditions; and
■	the financial condition and management of a company, including its competitive position, the quality of its balance sheet and earnings, its future prospects, and the potential for growth and stock price appreciation.

SUP186_02_001_(11/15)

The Investment Manager may sell a security when the security’s price reaches a target set by the Investment Manager; if the Investment Manager believes that there is deterioration in the issuer’s financial circumstances or fundamental prospects; if other investments are more attractive; or for other reasons.
The Fund’s investment policy with respect to 80% of its net assets may be changed by the Fund’s Board of Trustees without shareholder approval as long as shareholders are given 60 days’ advance written notice of the change.
The information under the heading "Principal Risks” in the "More Information About the Fund" section is hereby revised to remove Emerging Market Securities Risk, Focused Portfolio Risk and Small- and Mid-Cap Company Securities Risk and add the following:
Convertible Securities Risk. Convertible securities are subject to the usual risks associated with debt instruments, such as interest rate risk (the risk of losses attributable to changes in interest rates) and credit risk (the risk that the issuer of a debt instrument will default or otherwise become unable, or be perceived to be unable or unwilling, to honor a financial obligation, such as making payments to the Fund when due). Convertible securities also react to changes in the value of the common stock into which they convert, and are thus subject to market risk (the risk that the market values of securities or other investments that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise). Because the value of a convertible security can be influenced by both interest rates and the common stock's market movements, a convertible security generally is not as sensitive to interest rates as a similar debt instrument, and generally will not vary in value in response to other factors to the same extent as the underlying common stock. In the event of a liquidation of the issuing company, holders of convertible securities would typically be paid before the company's common stockholders but after holders of any senior debt obligations of the company. The Fund may be forced to convert a convertible security before it otherwise would choose to do so, which may decrease the Fund's return.
Depositary Receipts Risk. Depositary receipts are receipts issued by a bank or trust company reflecting ownership of underlying securities issued by foreign companies. Some foreign securities are traded in the form of American Depositary Receipts (ADRs). Depositary receipts involve risks similar to the risks associated with investments in foreign securities, including those associated with the particular country, which may be related to the particular political, regulatory, economic, social and other conditions or events occurring in the country and fluctuations in its currency, as well as market risk tied to the underlying foreign company. In addition, ADR holders may have limited voting rights, may not have the same rights afforded typical company stockholders in the event of a corporate action such as an acquisition, merger or rights offering and may experience difficulty in receiving company stockholder communications.
The rest of the section remains the same.
The fifth paragraph under the heading "Primary Service Providers - The Investment Manager" in the "More Information About the Fund" section is hereby deleted and the second and third paragraphs are hereby superseded and replaced with the following:
Subject to oversight by the Board, the Investment Manager manages the day-to-day operations of the Fund, determining what securities and other investments the Fund should buy or sell and executing portfolio transactions. The Investment Manager may use the research and other capabilities of its affiliates and third parties in managing the Fund’s investments. The Investment Manager is also responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, the coordination of the Fund’s service providers and the provision of related clerical and administrative services.
The SEC has issued an order that permits the Investment Manager, subject to the approval of the Board, to appoint an unaffiliated subadviser or to change the terms of a subadvisory agreement for the Fund without first obtaining shareholder approval. The order permits the Fund to add or to change unaffiliated subadvisers or to change the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change. The Investment Manager and its affiliates may have other relationships, including significant financial relationships, with current or potential subadvisers or their affiliates, which may create certain conflicts of interest. When making recommendations to the Board to appoint or to change a subadviser, or to change the terms of a subadvisory agreement, the Investment Manager does not consider any other relationship it or its affiliates may have with a subadviser, and the Investment Manager discloses to the Board the nature of any material relationships it has with a subadviser or its affiliates. At present, the Investment Manager has not engaged any investment subadviser for the Fund.
The rest of the section remains the same.

SUP186_02_001_(11/15)

Under the heading "Primary Service Providers" in the "More Information About the Fund" section, the caption "Subadviser" and the information beneath it is hereby deleted and the caption "Portfolio Managers" and the information beneath it is hereby superseded and replaced with the following:
Portfolio Managers
Information about the portfolio managers primarily responsible for overseeing the Fund’s investments is shown below. The SAI provides additional information about the portfolio managers, including information relating to compensation, other accounts managed by the portfolio managers and ownership by the portfolio managers of Fund shares.

Portfolio Manager	Title	Role with Fund	Managed Fund Since
John Wilson, CFA	Senior Portfolio Manager	Lead manager	November 2015
Peter Deininger, CFA, CAIA	Senior Portfolio Manager	Co-manager	November 2015
Tchintcia Barros, CFA	Portfolio Manager	Co-manager	November 2015
Mr. Wilson was a portfolio manager for Columbia Management Advisors, LLC from 2005 until May 2010 when he joined the Investment Manager in connection with its acquisition of Columbia Management Advisors, LLC. Mr. Wilson began his investment career in 1985 and earned a B.A. from Trinity College and an M.B.A. from Duke University.
Mr. Deininger was a portfolio manager for Columbia Management Advisors, LLC from 2002 until May 2010 when he joined the Investment Manager in connection with its acquisition of Columbia Management Advisors, LLC. Mr. Deininger began his investment career in 1994 and earned a B.A. from Dartmouth College and an M.B.A. from the University of Chicago.
Ms. Barros was an investment professional with Columbia Management Advisors, LLC from 2005 until May 2010 when she joined the Investment Manager in connection with its acquisition of Columbia Management Advisors, LLC. Ms. Barros began her investment career in 2000 and earned a B.A. in economics from Dartmouth College and an M.B.A. from Harvard Business School.
The rest of the section remains the same.
Shareholders should retain this Supplement for future reference.

SUP186_02_001_(11/15)

Supplement dated November 20, 2015
to the Prospectus of the following fund:
Fund	Prospectus Dated
Columbia Funds Series Trust
Columbia Marsico Global Fund	7/1/2015
The Effective Date of the changes, including the change to the Fund’s name, described in the Supplement to the Prospectus of the Fund dated September 23, 2015, is hereby changed from November 30, 2015 to November 20, 2015.
Shareholders should retain this Supplement for future reference.
SUP187_02_003_(11/15)

Supplement dated November 20, 2015
to the Prospectus of the following fund:
Fund	Prospectus Dated
Columbia Funds Series Trust
Columbia Marsico Growth Fund	7/1/2015
Effective November 20, 2015 (the Effective Date), Marsico Capital Management, LLC (Marsico) no longer serves as the subadviser to the Fund and Columbia Management Investment Advisers, LLC (the Investment Manager) assumes the day-to-day management of the Fund's portfolio. Also, on the Effective Date, the Fund’s name is changed to Columbia Large Cap Growth Fund V. Accordingly, on the Effective Date, all references in the prospectus to Marsico are hereby deleted and all references to Columbia Marsico Growth Fund are hereby deleted and replaced with Columbia Large Cap Growth Fund V. In addition, as of the Effective Date, the changes described in this Supplement are hereby made to the Fund’s prospectus.
In connection with the changes described in this Supplement, management has discussed with the Fund’s Board of Trustees a proposal to merge the Fund into another Columbia Fund managed by the Investment Manager in a substantially similar manner as the Fund will be managed following the Effective Date. Assuming required approvals from the Board of Trustees and shareholders are obtained, the merger is currently expected to occur in the second quarter of 2016.
The information under the heading "Principal Investment Strategies" in the "Summary of the Fund" section is hereby superseded and replaced with the following:
Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity securities of large-capitalization companies, primarily common stocks and securities that can be converted into common stocks. These companies have market capitalizations in the range of companies in the Russell 1000 Growth Index (the Index) at the time of purchase (between $908 million and $688.4 billion as of October 31, 2015). The market capitalization range and composition of the companies in the Index are subject to change. The Fund invests primarily in common stocks of companies that the investment manager believes have the potential for long-term, above-average earnings growth. The Fund may from time to time emphasize one or more economic sectors in selecting its investments, including the consumer discretionary sector, the health care sector and the information technology and technology-related sectors.
The Fund may invest up to 20% of its total assets in foreign securities. The Fund may invest directly in foreign securities or indirectly through depositary receipts.
The information under the heading "Principal Risks" in the "Summary of the Fund" section is hereby revised to remove Emerging Market Securities Risk and Focused Portfolio Risk and add the following:
Convertible Securities Risk. Convertible securities are subject to the usual risks associated with debt instruments, such as interest rate risk and credit risk. Convertible securities also react to changes in the value of the common stock into which they convert, and are thus subject to market risk. The Fund may also be forced to convert a convertible security at an inopportune time, which may decrease the Fund’s return.
Depositary Receipts Risk. Depositary receipts are receipts issued by a bank or trust company reflecting ownership of underlying securities issued by foreign companies. Some foreign securities are traded in the form of American Depositary Receipts (ADRs). Depositary receipts involve risks similar to the risks associated with investments in foreign securities, including those associated with the particular country, which may be related to the particular political, regulatory, economic, social and other conditions or events occurring in the country and fluctuations in its currency, as well as market risk tied to the underlying foreign company. In addition, ADR holders may have limited voting rights, may not have the same rights afforded typical company stockholders in the event of a corporate action such as an acquisition, merger or rights offering and may experience difficulty in receiving company stockholder communications.
The rest of the section remains the same.
The information under the heading "Performance Information” in the "Summary of the Fund" section is hereby revised to add the following:
Effective November 20, 2015, the Fund compares its performance to that of the Russell 1000 Growth Index (the New Index). Prior to this date, the Fund compared its performance to that of the S&P 500 Index (the Former Index). The Fund’s investment manager made this recommendation to the Fund’s Board of Trustees because the investment
SUP188_02_003_(11/15)

manager believes that the New Index provides a more appropriate basis for comparing the Fund’s performance in light of the changes made to the Fund’s name and principal investment strategies. Information on the New Index and the Former Index will be included for a one-year transition period. Thereafter, only the New Index will be included.
 Also, the information under the heading "Performance Information” in the "Summary of the Fund" section is hereby revised to add the following information to the "Average Annual Total Returns After Applicable Sales Charges" table:
Average Annual Total Returns After Applicable Sales Charges (for periods ended December 31, 2014)
	1 Year	5 Years	10 Years
Russell 1000 Growth Index (reflects no deductions for fees, expenses or taxes)	13.05%	15.81%	8.49%

The rest of the section remains the same.
The information under the heading "Fund Management” in the "Summary of the Fund" section is hereby superseded and replaced with the following:
Investment Manager: Columbia Management Investment Advisers, LLC

Portfolio Manager	Title	Role with Fund	Managed Fund Since
John Wilson, CFA	Senior Portfolio Manager	Lead manager	November 2015
Peter Deininger, CFA, CAIA	Senior Portfolio Manager	Co-manager	November 2015
Tchintcia Barros, CFA	Portfolio Manager	Co-manager	November 2015
The information under the heading “Principal Investment Strategies” in the "More Information About the Fund" section is hereby superseded and replaced with the following:
Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity securities of large-capitalization companies, primarily common stocks and securities that can be converted into common stocks. These companies have market capitalizations in the range of companies in the Russell 1000 Growth Index (the Index) at the time of purchase (between $908 million and $688.4 billion as of October 31, 2015). The market capitalization range and composition of the companies in the Index are subject to change. As such, the size of the companies in which the Fund invests may change. As long as an investment continues to meet the Fund’s other investment criteria, the Fund may choose to continue to hold a stock even if the company’s market capitalization grows beyond the market capitalization of the largest company within the Index or falls below the market capitalization of the smallest company within the Index. The Fund invests primarily in common stocks of companies that the investment manager believes have the potential for long-term, above-average earnings growth. The Fund may from time to time emphasize one or more economic sectors in selecting its investments, including the consumer discretionary sector, the health care sector and the information technology and technology-related sectors.
The Fund may invest up to 20% of its total assets in foreign securities. The Fund may invest directly in foreign securities or indirectly through depositary receipts. Depositary receipts are receipts issued by a bank or trust company reflecting ownership of underlying securities issued by foreign companies.
A combination of fundamental and quantitative analysis with risk management is used in identifying investment opportunities and constructing the Fund’s portfolio.
In selecting investments, Columbia Management Investment Advisers, LLC (the Investment Manager) considers, among other factors:
■	overall economic and market conditions; and
■	the financial condition and management of a company, including its competitive position, the quality of its balance sheet and earnings, its future prospects, and the potential for growth and stock price appreciation.
The Investment Manager may sell a security when the security’s price reaches a target set by the Investment Manager; if the Investment Manager believes that there is deterioration in the issuer’s financial circumstances or fundamental prospects; if other investments are more attractive; or for other reasons.
The Fund’s investment policy with respect to 80% of its net assets may be changed by the Fund’s Board of Trustees without shareholder approval as long as shareholders are given 60 days’ advance written notice of the change.
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The information under the heading "Principal Risks” in the "More Information About the Fund" section is hereby revised to remove Emerging Market Securities Risk and Focused Portfolio Risk and add the following:
Convertible Securities Risk. Convertible securities are subject to the usual risks associated with debt instruments, such as interest rate risk (the risk of losses attributable to changes in interest rates) and credit risk (the risk that the issuer of a debt instrument will default or otherwise become unable, or be perceived to be unable or unwilling, to honor a financial obligation, such as making payments to the Fund when due). Convertible securities also react to changes in the value of the common stock into which they convert, and are thus subject to market risk (the risk that the market values of securities or other investments that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise). Because the value of a convertible security can be influenced by both interest rates and the common stock's market movements, a convertible security generally is not as sensitive to interest rates as a similar debt instrument, and generally will not vary in value in response to other factors to the same extent as the underlying common stock. In the event of a liquidation of the issuing company, holders of convertible securities would typically be paid before the company's common stockholders but after holders of any senior debt obligations of the company. The Fund may be forced to convert a convertible security before it otherwise would choose to do so, which may decrease the Fund's return.
Depositary Receipts Risk. Depositary receipts are receipts issued by a bank or trust company reflecting ownership of underlying securities issued by foreign companies. Some foreign securities are traded in the form of American Depositary Receipts (ADRs). Depositary receipts involve risks similar to the risks associated with investments in foreign securities, including those associated with the particular country, which may be related to the particular political, regulatory, economic, social and other conditions or events occurring in the country and fluctuations in its currency, as well as market risk tied to the underlying foreign company. In addition, ADR holders may have limited voting rights, may not have the same rights afforded typical company stockholders in the event of a corporate action such as an acquisition, merger or rights offering and may experience difficulty in receiving company stockholder communications.
The rest of the section remains the same.
The fourth paragraph under the heading "Primary Service Providers — The Investment Manager" in the "More Information About the Fund" section, is hereby deleted and the second paragraph is hereby superseded and replaced with the following:
Subject to oversight by the Board, the Investment Manager manages the day-to-day operations of the Fund, determining what securities and other investments the Fund should buy or sell and executing portfolio transactions. The Investment Manager may use the research and other capabilities of its affiliates and third parties in managing the Fund’s investments. The Investment Manager is also responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, the coordination of the Fund’s service providers and the provision of related clerical and administrative services. At present, the Investment Manager has not engaged any investment subadviser for the Fund.
Funds managed by Columbia Management have received an order from the Securities and Exchange Commission that permits Columbia Management, subject to the approval of the Board, to appoint an unaffiliated subadviser or change the terms of a subadvisory agreement for a fund without first obtaining shareholder approval. The order permits a fund to add or change unaffiliated subadvisers or change the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change. If the Fund was to seek to rely on the order, holders of a majority of the Fund’s outstanding voting securities would need to approve operating the Fund in this manner. There is no assurance shareholder approval, if sought, would be received, and no changes will be made without shareholder approval until that time. For more information, see the SAI.
Columbia Management and its affiliates may have other relationships, including significant financial relationships, with potential subadvisers or their affiliates, which may create a conflict of interest. In making recommendations to the Board to appoint or to change a subadviser, or to change the terms of a subadvisory agreement, Columbia Management does not consider any other relationship it or its affiliates may have with a subadviser, and Columbia Management discloses to the Board the nature of any material relationships it has with a subadviser or its affiliates.
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Under the heading "Primary Service Providers" in the "More Information About the Fund" section, the caption "Subadviser" and the information beneath it is hereby deleted and the caption "Portfolio Managers" and the information beneath it is hereby superseded and replaced with the following:
Portfolio Managers
Information about the portfolio managers primarily responsible for overseeing the Fund’s investments is shown below. The SAI provides additional information about the portfolio managers, including information relating to compensation, other accounts managed by the portfolio managers and ownership by the portfolio managers of Fund shares.

Portfolio Manager	Title	Role with Fund	Managed Fund Since
John Wilson, CFA	Senior Portfolio Manager	Lead manager	November 2015
Peter Deininger, CFA, CAIA	Senior Portfolio Manager	Co-manager	November 2015
Tchintcia Barros, CFA	Portfolio Manager	Co-manager	November 2015
Mr. Wilson was a portfolio manager for Columbia Management Advisors, LLC from 2005 until May 2010 when he joined the Investment Manager in connection with its acquisition of Columbia Management Advisors, LLC. Mr. Wilson began his investment career in 1985 and earned a B.A. from Trinity College and an M.B.A. from Duke University.
Mr. Deininger was a portfolio manager for Columbia Management Advisors, LLC from 2002 until May 2010 when he joined the Investment Manager in connection with its acquisition of Columbia Management Advisors, LLC. Mr. Deininger began his investment career in 1994 and earned a B.A. from Dartmouth College and an M.B.A. from the University of Chicago.
Ms. Barros was an investment professional with Columbia Management Advisors, LLC from 2005 until May 2010 when she joined the Investment Manager in connection with its acquisition of Columbia Management Advisors, LLC. Ms. Barros began her investment career in 2000 and earned a B.A. in economics from Dartmouth College and an M.B.A. from Harvard Business School.
Shareholders should retain this Supplement for future reference.
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